Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Accumulated Other Comprehensive Income
Changes in AOCI are presented below:

	Years ended December 31,
(In millions)	2016	2015	2014
Unrealized gains (losses) on AFS securities
Unrealized holding gains (losses) arising during the year	$1,397	$(1,661)	$1,225
Change in DAC, DSI, VOBA, future policy benefits and dividends payable to policyholders adjustment	(499)	419	(317)
Less: Reclassification adjustment for gains (losses) realized in net income[1]	20	72	9
Less: Income tax expense (benefit)	261	(428)	318
Change in unrealized gains (losses) on AFS securities	617	(886)	581
Noncredit component of OTTI losses on AFS securities
Noncredit component of OTTI losses on AFS securities recognized during the year	(9)	(13)	(1)
Less: Reclassification adjustment for losses realized in net income[1]	(7)	(3)	—
Less: Income tax expense (benefit)	—	(4)	1
Change in noncredit component of OTTI losses on AFS securities	(2)	(6)	(2)
Unrealized gains (losses) on hedging instruments
Change in hedging instruments during the year	(5)	11	10
Less: Income tax expense (benefit)	(2)	4	4
Change in hedging instruments	(3)	7	6
Pension adjustments
Pension adjustments during the year	—	12	(17)
Less: Income tax expense (benefit)	—	4	(6)
Change in pension adjustments	—	8	(11)
Foreign currency translation adjustments
Foreign currency translation adjustments during the year	(8)	(4)	—
Change in AOCI	$604	$(881)	$574

[1] Recognized in investment related gains (losses) on the consolidated statements of income.
The following is a detail of AOCI:

	December 31,
(In millions)	2016	2015
AFS securities	$972	$(405)
DAC, DSI, VOBA, future policy benefits and dividends payable to policyholders adjustments on AFS securities	(408)	91
Noncredit component of OTTI losses on AFS securities	(17)	(15)
Hedging instruments	10	15
Pension adjustments	(4)	(4)
Foreign currency translation adjustments	(12)	(4)
Accumulated other comprehensive income (loss), before taxes	541	(322)
Deferred income tax asset (liability)	(174)	85
Accumulated other comprehensive income (loss)	$367	$(237)